STAPLED UNITHOLDERS' EQUITY - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 19, 2020	Dec. 31, 2020	Dec. 31, 2019
Normal Course Issuer Bid
Maximum number of stapled units issued and outstanding that may be repurchased pursuant to the normal course issuer bid	5,344,576
Maximum daily purchases that may be made by Granite	58,842
Units repurchased for cancellation		$ 25.0	$ 0.1
Repurchase price per unit		$ 50.95
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased (in units)		490,952
Difference between the repurchase price and the average cost		$ 1.3	$ 0.1